8. BANK LOANS AND NOTES PAYABLE (Details 2) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Bank Loans And Notes Payable Details 2
2016	$ 324,626
2017	332,970
2018	720,611
Total	$ 1,378,207	$ 2,396,269